10. Commitments and Contingencies (Details Narrative) (USD $)	4 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Rent expense	$ 64,724	$ 44,828	$ 140,783	$ 114,511
Amount of unauthorized borrowings				$ 14,876
Minimum [Member]
Annual performance bonus	50.00%
Maximum [Member]
Annual performance bonus	100.00%